                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                   ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9819

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
                    (Address of principal executive offices)

                      Tim Walsh, Vice President and Counsel
                       State Street Bank and Trust Company
                        2 Avenue de Lafayette, 6th Floor
                           Boston, Massachusetts 02111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 662-0835

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 - June 30, 2007

ITEM 1. PROXY VOTING RECORD

STATE STREET EQUITY 500 INDEX FUND

The State Street Equity 500 Index Fund ("500 Fund") invests all of its investable assets in the State Street Equity 500 Index Portfolio ("500 Portfolio") of the State Street Master Funds ("Master Trust"). There were no matters relating to the 500 Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the 500 Fund was entitled to vote. The proxy voting record of the 500 Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2006 to June 30, 2007, which was filed on August 21, 2007 under CIK 0001094885 and 1940 Act File Number 811-09599.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

The State Street Institutional Liquid Reserves Fund ("ILR Fund") invests all of its investable assets in the State Street Money Market Portfolio ("MM Portfolio") of the Master Trust. There were no matters relating to the MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the ILR Fund was entitled to vote. The MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

The State Street Institutional Tax Free Money Market Fund ("Tax Free MM Fund") invests all of its investable assets in the State Street Tax Free Money Market Portfolio ("Tax Free MM Portfolio") of the Master Trust. There were no matters relating to the Tax Free MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Tax Free MM Fund was entitled to vote. The Tax Free MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

The State Street Institutional Tax Free Limited Duration Bond Fund ("Tax Free Bond Fund") invests all of its investable assets in the State Street Tax Free Limited Duration Bond Portfolio ("Tax Free Bond Portfolio") of the Master Trust. There were no matters relating to the Tax Free Bond Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Tax Free Bond Fund was entitled to vote. The Tax Free Bond Portfolio did not hold any securities for which it voted a proxy during the reporting period

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST


By: /s/ James Ross
    ---------------------------------
    James Ross
    President and Principal Executive Officer
    August 20, 2007